Segment Information	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Segment Reporting Information [Line Items]
Segment Information
16. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.

The Company has two reportable business segments: (1) Motion Picture and (2) Television Production.
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Segment revenues
Motion Picture	$309.2	$443.2	$1,063.3	$1,245.6
Television Production	404.6	248.4	1,062.5	860.7

Total revenue	$713.8	$691.6	$2,125.8	$2,106.3

Gross contribution
Motion Picture	$106.0	$127.5	$246.1	$320.3
Television Production	75.4	21.6	145.3	134.6

Total gross contribution	181.4	149.1	391.4	454.9
Segment general and administration
Motion Picture	22.4	27.1	73.6	83.2
Television Production	14.5	13.5	49.3	40.5

Total segment general and administration	36.9	40.6	122.9	123.7
Segment profit
Motion Picture	83.6	100.4	172.5	237.1
Television Production	60.9	8.1	96.0	94.1

Total segment profit	$144.5	$108.5	$268.5	$331.2

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate and allocated general and administrative expense, restructuring and other costs, share-based compensation, certain charges related to the
COVID-19
global pandemic, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows
:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Company’s total segment profit	$144.5	$108.5	$268.5	$331.2
Corporate general and administrative expenses (1)	(28.4)	(25.2)	(87.6)	(76.2)
Adjusted depreciation and amortization (2)	(3.4)	(1.8)	(10.1)	(7.1)
Restructuring and other	(40.9)	(52.5)	(75.8)	(61.5)
COVID-19 related benefit (charges) included in direct operating expense (3)	—	—	2.1	0.5
Content charges (4)	—	(0.3)	—	(1.1)

Unallocated rent cost included in direct operating expense (5)	(4.1)	—	(14.6)	—
Adjusted share-based compensation expense (6)	(14.3)	(17.2)	(42.2)	(46.3)
Purchase accounting and related adjustments (7)	(3.8)	(4.2)	(9.8)	(19.4)

Operating income	49.6	7.3	30.5	120.1
Interest expense	(58.5)	(55.5)	(180.1)	(157.1)
Interest and other income	3.1	1.7	11.4	6.9
Other gains (losses), net	10.1	(0.6)	(5.2)	(14.3)
Loss on extinguishment of debt	(0.3)	—	(1.8)	—
Gain on investments, net	—	4.4	—	2.7
Equity interests income	7.6	4.2	8.5	5.7

Income (loss) before income taxes	$11.6	$(38.5)	$(136.7)	$(36.0)

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the unaudited condensed consolidated statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Depreciation and amortization	$4.4	$3.0	$13.2	$11.1
Less: Amount included in purchase accounting and related adjustments	(1.0)	(1.2)	(3.1)	(4.0)

Adjusted depreciation and amortization	$3.4	$1.8	$10.1	$7.1

(3)
Amounts represent the incremental costs, if any, included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries (see Note 15). These benefits (charges) are excluded from segment operating results.

(4)	Content charges represent certain charges included in direct operating expense in the unaudited condensed consolidated statements of operations, and excluded from segment operating results.
(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$14.3	$24.0	$46.9	$53.6
Less:
Amount included in restructuring and other (i)	—	(6.8)	(4.7)	(7.3)

Adjusted share-based compensation	$14.3	$17.2	$42.2	$46.3

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)	The following sets forth the amounts included in each line item in the financial statements:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
General and administrative expense (i)	$2.8	$3.0	$6.7	$15.4
Depreciation and amortization	1.0	1.2	3.1	4.0

	$3.8	$4.2	$9.8	$19.4

(i)
These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the amortization of the recoupable portion of the purchase price ($1.3 million through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the unaudited condensed consolidated statements of operations due to the relationship to continued employment.

See Note 11 for revenues by media or product line as broken down by segment for the three and nine months ended December 31, 2024 and 2023.

The following table reconciles segment general and administration expense to the Company’s total consolidated general and administration expense:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$36.9	$40.6	$122.9	$123.7
Corporate general and administrative expenses	28.4	25.2	87.6	76.2
Share-based compensation expense included in general and administrative expense	14.3	17.2	42.2	46.3
Purchase accounting and related adjustments	2.8	3.0	6.7	15.4

	$82.4	$86.0	$259.4	$261.6

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Assets
Motion Picture	$1,916.8	$1,851.4
Television Production	2,555.6	2,347.8
Other unallocated assets (1)	902.1	903.8

	$5,374.5	$5,103.0

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

16. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.
The Company has two reportable business segments: (1) Motion Picture and (2) Television
Production.
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.

Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Segment revenues
Motion Picture	$1,656.3	$1,323.7	$1,185.3
Television Production	1,330.1	1,760.1	1,531.0

Total revenue	$2,986.4	$3,083.8	$2,716.3

Gross contribution
Motion Picture	$433.3	$386.3	$356.0
Television Production	204.7	185.3	124.1

Total gross contribution	638.0	571.6	480.1
Segment general and administration
Motion Picture	113.9	109.8	93.1
Television Production	57.9	51.9	40.2

Total segment general and administration	171.8	161.7	133.3
Segment profit
Motion Picture	319.4	276.5	262.9
Television Production	146.8	133.4	83.9

Total segment profit	$466.2	$409.9	$346.8

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate and allocated general and administrative expense, restructuring and other costs, share-based compensation, certain charges related to the
COVID-19
global pandemic, charges related to Russia’s invasion of Ukraine, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Company’s total segment profit	$466.2	$409.9	$346.8
Corporate general and administrative expenses (1)	(110.6)	(100.9)	(80.0)
Adjusted depreciation and amortization (2)	(10.5)	(12.2)	(12.4)
Restructuring and other	(132.9)	(27.2)	(6.3)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (3)	0.9	8.9	5.2
Content charges (4)	(1.5)	(8.1)	—
Charges related to Russia’s invasion of Ukraine (5)	—	—	(5.9)
Adjusted share-based compensation expense (6)	(54.8)	(69.2)	(70.2)
Purchase accounting and related adjustments (7)	(17.1)	(61.6)	(65.3)

Operating income	139.7	139.6	111.9
Interest expense	(222.5)	(162.6)	(115.0)
Interest and other income	19.2	6.4	28.0
Other expense	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.3)	(1.3)	(3.4)
Gain on investments, net	3.5	44.0	1.3
Equity interests income (loss)	8.7	0.5	(3.0)

Income (loss) before income taxes	$(72.7)	$5.4	$11.2

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Depreciation and amortization	$15.6	$17.9	$18.1
Less: Amount included in purchase accounting and related adjustments	(5.1)	(5.7)	(5.7)

Adjusted depreciation and amortization	$10.5	$12.2	$12.4

(3)
Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the
COVID-19
global pandemic, net of

insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
(4)	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
(5)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.

(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Total share-based compensation expense (i)	$62.5	$73.4	$70.2
Less:
Amount included in restructuring and other (ii)	(7.7)	(4.2)	—

Adjusted share-based compensation	$54.8	$69.2	$70.2

(i)
Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.

(ii)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$0.7	$0.4
General and administrative expense (i)	12.0	55.2	59.2
Depreciation and amortization	5.1	5.7	5.7

	$17.1	$61.6	$65.3

(i)
These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash

charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$1.3	$7.7	$7.7
Noncontrolling interest discount amortization	—	13.2	22.7
Noncontrolling equity interest in distributable earnings	10.7	34.3	28.8

	$12.0	$55.2	$59.2

See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2024, 2023, and 2022.
The following table reconciles segment general and administration to the Company’s total combined general and administration expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$171.8	$161.7	$133.3
Corporate general and administrative expenses	110.6	100.9	80.0
Share-based compensation expense included in general and administrative expense (1)	54.8	69.2	70.2
Purchase accounting and related adjustments	12.0	55.2	59.2

	$349.2	$387.0	$342.7

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $15.0 million in fiscal year 2024 (2023- $26.7 million, 2022 - $19.6 million).

The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Assets
Motion Picture	$1,851.4	$1,759.4
Television Production	2,347.8	1,949.1
Other unallocated assets (1)	903.8	704.2

	$5,103.0	$4,412.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The following table sets forth acquisition of investment in films and television programs, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Acquisition of investment in films and television programs
Motion Picture	$418.1	$484.5	$463.1
Television Production	702.4	1,083.9	1,287.0

	$1,120.5	$1,568.4	$1,750.1

The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.4
Corporate (1)	9.6	6.2	5.7

	$9.9	$6.5	$6.1

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue
Canada	$70.4	$64.0	$56.7
United States	2,262.3	2,348.8	2,084.0
Other foreign	653.7	671.0	575.6

	$2,986.4	$3,083.8	$2,716.3

Long-lived assets by geographic location are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Long-lived assets (1)
United States	$2,047.6	$1,736.5
Other foreign	263.0	190.8

	$2,310.6	$1,927.3

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.

For the years ended March 31, 2024, 2023 and 2022, the Company had revenue from the Starz Business of $545.9 million, $775.5 million and $648.2 million, respectively, which represented greater than 10% of combined revenues, primarily related to the Company’s Television Production segment (see Note 20). For the year ended March 31, 2024, the Company had revenue from one individual external customer which represented greater than 10% of combined revenues, amounting to $411.1 million, related to the Company’s Motion Picture and Television Production segments. For the year ended March 31, 2023, the Company had revenue from one individual external customer which represented greater than 10% of combined revenues, amounting to $337.1 million, related to the Company’s Motion Picture and Television Production segments.
As of March 31, 2024, the Company had accounts receivable due from two customers which individually represented greater than 10% of combined accounts receivable. Accounts receivable due from these two customers amounted to 12.5% and 10.8% of total combined accounts receivable (current and non-current)
at March 31, 2024, respectively, or gross accounts receivable of approximately $100.9 million and $86.8 million, respectively. As of March 31, 2023, the Company had accounts receivable due from one customer which individually represented greater than 10% of combined accounts receivable and amounted to 10.5% of total combined accounts receivable (current and non-current)
at March 31, 2023, or gross accounts receivable of approximately $60.0 million. In addition, the Company had amounts due from the Starz Business of $33.4 million and $157.6 million at March 31, 2024 and 2023, respectively, which are separately presented in the “Due from Starz Business” line item of the combined balance sheets (see Note 20).

LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Segment Information
15. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.
The Company has three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Company refers to its Motion Picture and Television Production segments collectively as the Studio Business.
Studio Business:
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to Starz Networks and to Starz platforms outside of the U.S. and Canada, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Media Networks Business:
Media Networks.
Media Networks consists of the following product lines (i) Starz Networks, which includes the domestic distribution of STARZ branded premium subscription video services through over-the-top
(“OTT”) platforms, on a
direct-to-consumer
basis through the Starz App, and through U.S. and Canada multichannel video programming distributors (“MVPDs”) including cable operators, satellite television providers and telecommunication companies (collectively, “Distributors”); and (ii) Other, which represents revenues primarily from the OTT distribution of the Company’s Starz subscription video services outside of the U.S. and Canada.
In the ordinary course of business, the Company’s reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Picture and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.

Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Segment revenues
Studio Business:
Motion Picture	$309.2	$443.2	$1,063.3	$1,245.6
Television Production	404.6	248.4	1,062.5	860.7

Total Studio Business	713.8	691.6	2,125.8	2,106.3
Media Networks	344.5	417.2	1,041.5	1,214.9
Intersegment eliminations	(87.8)	(133.7)	(413.5)	(422.1)

	$970.5	$975.1	$2,753.8	$2,899.1

Intersegment revenues
Studio Business:
Motion Picture	$9.9	$36.6	$146.2	$113.7
Television Production	77.9	97.1	267.3	308.4

Total Studio Business	87.8	133.7	413.5	422.1
Media Networks	—	—	—	—

	$87.8	$133.7	$413.5	$422.1

Gross contribution
Studio Business:
Motion Picture	$106.0	$127.5	$246.1	$320.3
Television Production	75.4	21.6	145.3	134.6

Total Studio Business	181.4	149.1	391.4	454.9
Media Networks	45.1	108.2	173.5	255.4
Intersegment eliminations	7.3	(12.0)	(42.5)	(43.8)

	$233.8	$245.3	$522.4	$666.5
Segment general and administration
Studio Business:
Motion Picture	$22.4	$27.1	$73.6	$83.2
Television Production	14.5	13.5	49.3	40.5

Total Studio Business	36.9	40.6	122.9	123.7
Media Networks	20.2	22.7	64.0	71.3

	$57.1	$63.3	$186.9	$195.0
Segment profit
Studio Business:
Motion Picture	$83.6	$100.4	$172.5	$237.1
Television Production	60.9	8.1	96.0	94.1

Total Studio Business	144.5	108.5	268.5	331.2
Media Networks	24.9	85.5	109.5	184.1
Intersegment eliminations	7.3	(12.0)	(42.5)	(43.8)

	$176.7	$182.0	$335.5	$471.5

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate general and administrative expense, restructuring and other costs, share-based compensation, certain programming and content charges as a result of changes in management and/or programming and content strategy, certain charges related to the
COVID-19
global pandemic, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.
The reconciliation of total segment profit to the Company’s loss before income taxes is as follows:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Company’s total segment profit	$176.7	$182.0	$335.5	$471.5
Corporate general and administrative expenses (1)	(28.4)	(31.1)	(89.9)	(94.2)
Adjusted depreciation and amortization (2)	(8.4)	(13.5)	(25.1)	(33.4)
Restructuring and other	(43.3)	(116.9)	(71.9)	(371.0)
Goodwill and intangible asset impairment	—	—	—	(663.9)
COVID-19 related benefit (charges) included in direct operating expense (3)	—	0.1	3.1	0.5
Unallocated rent cost included in direct operating expense (4)	(4.1)	—	(14.6)	—
Adjusted share-based compensation expense (5)	(18.4)	(24.9)	(54.1)	(66.9)
Purchase accounting and related adjustments (6)	(38.3)	(39.2)	(117.1)	(120.5)

Operating income (loss)	35.8	(43.5)	(34.1)	(877.9)
Interest expense	(69.1)	(67.1)	(212.2)	(192.9)
Interest and other income	3.1	1.8	11.6	6.5
Other gains (losses), net	8.4	(2.5)	(10.6)	(19.6)
Gain (loss) on extinguishment of debt	(0.3)	—	(6.7)	21.2
Gain on investments, net	—	4.4	—	2.7
Equity interests income	7.6	4.2	8.5	5.7

Loss before income taxes	$(14.5)	$(102.7)	$(243.5)	$(1,054.3)

(1)
Corporate general and administrative expenses include certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our unaudited condensed consolidated statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Depreciation and amortization	$43.8	$49.9	$135.4	$138.9
Less: Amount included in purchase accounting and related adjustments	(35.4)	(36.4)	(110.3)	(105.5)

Adjusted depreciation and amortization	$8.4	$13.5	$25.1	$33.4

(3)
Amounts represent the incremental costs, if any, included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries (see Note 14). These benefits (charges) are excluded from segment operating results.

(4)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
(5)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$18.4	$31.7	$59.0	$75.3
Less:
Amount included in restructuring and other (i)	—	(6.8)	(4.9)	(8.4)

Adjusted share-based compensation	$18.4	$24.9	$54.1	$66.9

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(6)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
General and administrative expense (i)	$2.9	$2.8	$6.8	$15.0
Depreciation and amortization	35.4	36.4	110.3	105.5

	$38.3	$39.2	$117.1	$120.5

(i)
These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the amortization of the recoupable portion of the purchase price ($1.3 million through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the unaudited condensed consolidated statements of operations due to the relationship to continued employment.

See Note 10 for revenues by media or product line as broken down by segment for the three and nine months ended December 31, 2024 and 2023.
The following table reconciles segment general and administration expense to the Company’s total consolidated general and administration expense:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$57.1	$63.3	$186.9	$195.0
Corporate general and administrative expenses	28.4	31.1	89.9	94.2
Share-based compensation expense included in general and administrative expense	17.5	23.8	51.3	63.9
Purchase accounting and related adjustments	2.9	2.8	6.8	15.0

	$105.9	$121.0	$334.9	$368.1

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Assets
Motion Picture	$1,916.8	$1,851.4
Television Production	2,555.6	2,347.8
Media Networks	2,091.9	2,036.7
Other unallocated assets (1)	603.0	856.8

	$7,167.3	$7,092.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

16. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s chief operating decision maker.
The Company has three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. We refer to our Motion Picture and Television Production segments collectively as our Studio Business.
Studio Business:
Motion Picture.
Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to Starz Networks and LIONSGATE+, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Media Networks Business:
Media Networks.
Media Networks consists of the following product lines (i) Starz Networks, which includes the domestic distribution of STARZ branded premium subscription video services through OTT platforms, on a direct-to-consumer
basis through the Starz App, and through Distributors (ii) LIONSGATE+, which represents revenues primarily from the OTT distribution of the Company’s STARZ branded premium subscription video services outside of the U.S.
In the ordinary course of business, the Company’s reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Picture and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.

Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Segment revenues
Studio Business:
Motion Picture	$1,656.3	$1,323.7	$1,185.3
Television Production	1,330.1	1,760.1	1,531.0

Total Studio Business	2,986.4	3,083.8	2,716.3
Media Networks	1,576.4	1,546.5	1,536.2
Intersegment eliminations	(545.9)	(775.5)	(648.2)

	$4,016.9	$3,854.8	$3,604.3

Intersegment revenues
Studio Business:
Motion Picture	$128.2	$44.2	$38.0
Television Production	417.7	731.3	610.2

Total Studio Business	545.9	775.5	648.2
Media Networks	—	—	—

	$545.9	$775.5	$648.2

Gross contribution
Studio Business:
Motion Picture	$433.3	$386.3	$356.0
Television Production	204.7	185.3	124.1

Total Studio Business	638.0	571.6	480.1
Media Networks	329.8	203.2	243.2
Intersegment eliminations	(48.9)	(35.7)	(2.7)

	$918.9	$739.1	$720.6
Segment general and administration
Studio Business:
Motion Picture	$113.9	$109.8	$93.1
Television Production	57.9	51.9	40.2

Total Studio Business	171.8	161.7	133.3
Media Networks	93.4	96.4	88.0

	$265.2	$258.1	$221.3
Segment profit
Studio Business:
Motion Picture	$319.4	$276.5	$262.9
Television Production	146.8	133.4	83.9

Total Studio Business	466.2	409.9	346.8
Media Networks	236.4	106.8	155.2
Intersegment eliminations	(48.9)	(35.7)	(2.7)

	$653.7	$481.0	$499.3

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (revenues, less direct operating and distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate general and administrative expense, restructuring and other costs, share-based compensation, certain programming and content charges as a result of changes in management and/or programming and content strategy, certain charges related to the
COVID-19
global pandemic, charges related to Russia’s invasion of Ukraine, and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enables them to understand the fundamental performance of the Company’s businesses.
The reconciliation of total segment profit to the Company’s loss before income taxes is as follows:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Company’s total segment profit	$653.7	$481.0	$499.3
Corporate general and administrative expenses (1)	(136.1)	(122.9)	(97.1)
Adjusted depreciation and amortization (2)	(50.1)	(40.2)	(43.0)
Restructuring and other	(508.5)	(411.9)	(16.8)
Goodwill and intangible asset impairment	(663.9)	(1,475.0)	—
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (3)	1.0	11.6	3.4
Programming and content charges (4)	—	(7.0)	(36.9)
Charges related to Russia’s invasion of Ukraine (5)	—	—	(5.9)
Adjusted share-based compensation expense (6)	(81.2)	(97.8)	(100.0)
Purchase accounting and related adjustments (7)	(153.7)	(195.5)	(194.0)

Operating income (loss)	(938.8)	(1,857.7)	9.0
Interest expense	(269.8)	(221.2)	(176.0)
Interest and other income	22.1	6.4	30.8
Other expense	(26.9)	(26.9)	(10.9)
Gain (loss) on extinguishment of debt	19.9	57.4	(28.2)
Gain on investments, net	3.5	44.0	1.3
Equity interests income (loss)	8.7	0.5	(3.0)

Loss before income taxes	$(1,181.3)	$(1,997.5)	$(177.0)

(1)
Corporate general and administrative expenses include certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Depreciation and amortization	$192.2	$180.3	$177.9
Less: Amount included in purchase accounting and related adjustments	(142.1)	(140.1)	(134.9)

Adjusted depreciation and amortization	$50.1	$40.2	$43.0

(3)
Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.

(4)
Programming and content charges represent certain charges included in direct operating expense in the consolidated statements of operations, and excluded from segment operating results (see Note 3 and Note 15 for further information).

(5)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the consolidated statements of operations, and excluded from segment operating results.

(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Total share-based compensation expense	$90.6	$102.0	$100.0
Less:
Amount included in restructuring and other (i)	(9.4)	(4.2)	—

Adjusted share-based compensation	$81.2	$97.8	$100.0

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$0.7	$0.4
General and administrative expense (i)	11.6	54.7	58.7
Depreciation and amortization	142.1	140.1	134.9

	$153.7	$195.5	$194.0

(i)
These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash
charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the consolidated statement of operations due to the relationship to continued employment.

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$1.3	$7.7	$7.7
Noncontrolling interest discount amortization	—	13.2	22.7
Noncontrolling equity interest in distributable earnings	10.3	33.8	28.3

	$11.6	$54.7	$58.7

See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2024, 2023, and 2022.
The following table reconciles segment general and administration to the Company’s total consolidated general and administration expense:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$265.2	$258.1	$221.3
Corporate general and administrative expenses	136.1	122.9	97.1
Share-based compensation expense included in general and administrative expense	77.6	95.4	98.3
Purchase accounting and related adjustments	11.6	54.7	58.7

	$490.5	$531.1	$475.4

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Assets
Motion Picture	$1,851.4	$1,759.4
Television Production	2,347.8	1,949.1
Media Networks	2,036.7	3,120.8
Other unallocated assets (1)	856.8	596.9

	$7,092.7	$7,426.2

(1)	Other unallocated assets primarily consist of cash, other assets and investments.
The following table sets forth acquisition of investment in films and television programs and program rights, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Acquisition of investment in films and television programs and program rights
Motion Picture	$416.6	$483.6	$465.0
Television Production	712.8	1,082.0	1,287.0
Media Networks	852.8	1,173.0	1,134.6
Intersegment eliminations	(572.9)	(759.4)	(674.9)

	$1,409.3	$1,979.2	$2,211.7

The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.4
Media Networks	24.8	42.5	27.0
Corporate (1)	9.6	6.2	5.7

	$34.7	$49.0	$33.1

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.

Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue
Canada	$76.9	$63.1	$56.8
United States	3,140.1	3,129.8	3,016.8
Other foreign	799.9	661.9	530.7

	$4,016.9	$3,854.8	$3,604.3

Long-lived assets by geographic location are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Long-lived assets (1)
United States	$3,063.2	$3,023.5
Other foreign	176.3	182.9

	$3,239.5	$3,206.4

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.
For the year ended March 31, 2024, the Company had revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $831.0 million, primarily related to the Company’s Media Networks and Motion Picture segments (2023 - revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $766.6 million, primarily related to the Company’s Media Networks and Motion Picture segments; 2022 - revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $639.2 million, primarily related to the Company’s Media Networks and Motion Picture segments).
As of March 31, 2024, the Company had accounts receivable due from one customer which individually represented greater than 10% of combined accounts receivable, and amounted to 11.6% of total combined accounts receivable (current and non-current)
at March 31, 2024, or gross accounts receivable of approximately $100.9 million. As of March 31, 2023, the Company did not have any accounts receivable due from customers which individually represented greater than 10% of total consolidated accounts receivable.